Consolidated Statements of Changes in Shareholders’ Equity/(Deficit) - USD ($)		Ordinary shares		Ordinary shares Class A		Ordinary shares Class B		Additional paid-in capital	Accumulated Deficits	Accumulated other comprehensive income	Total BIG TREE CLOUD HOLDINGS LIMITED’s shareholders’ equity/(deficit)	Non-controlling interests	Total
Balance at Jun. 30, 2023		$ 5,000	[1]		[1]		[1]	$ 4,244,352	$ (3,979,667)	$ 318,148	$ 587,833		$ 587,833
Balance (in Shares) at Jun. 30, 2023	[1]	2,500,000
Net (loss)/income			[1]		[1]		[1]		640,485		640,485		640,485
Offering costs			[1]		[1]		[1]	(2,210,633)			(2,210,633)		(2,210,633)
Reverse recapitalization		$ 708	[1]		[1]		[1]	(2,033,719)	(1,558,935)		(3,591,946)		(3,591,946)
Reverse recapitalization (in Shares)	[1]	354,027
Foreign currency translation			[1]		[1]		[1]			(4,536)	(4,536)		(4,536)
Balance at Jun. 30, 2024		$ 5,708	[1]		[1]		[1]		(4,898,117)	313,612	(4,578,797)		(4,578,797)
Balance (in Shares) at Jun. 30, 2024	[1]	2,854,027
Net (loss)/income			[1]		[1]		[1]		(32,530,121)		(32,530,121)	2,250	(32,527,871)
Foreign currency translation			[1]		[1]		[1]			43,618	43,618		43,618
Capital contribution from non-controlling interests			[1]		[1]		[1]	3,118,495			3,118,495	838,350	3,956,845
Earnout shares		$ 2,000	[1]		[1]		[1]	(2,000)
Earnout shares (in Shares)	[1]	1,000,000
Share-based compensation		$ 989	[1]		[1]		[1]	34,226,652			34,227,641		34,227,641
Share-based compensation (in Shares)	[1]	494,648
Balance at Jun. 30, 2025		$ 8,697	[1]		[1]		[1]	37,343,147	(37,428,238)	357,230	280,836	840,600	1,121,436
Balance (in Shares) at Jun. 30, 2025	[1]	4,348,675
Net (loss)/income			[1]		[1]		[1]		(3,554,465)		(3,554,465)	(100,933)	(3,655,398)
Foreign currency translation			[1]		[1]		[1]			281,148	281,148	5,120	286,268
Capital contribution from non-controlling interests			[1]		[1]		[1]	1,254,733			1,254,733	208,336	1,463,069
Insurance of ordinary shares in a registered direct offering		$ 806	[1]		[1]		[1]	4,509,187			4,509,993		4,509,993
Insurance of ordinary shares in a registered direct offering (in Shares)	[1]	403,226
Transfer out of noncontrolling interest due to the disposal of a subsidiary			[1]		[1]		[1]					(692,287)	(692,287)
Redesignation of ordinary shares into Class A ordinary shares		$ (2,503)	[1]	$ 2,503	[1]		[1]
Redesignation of ordinary shares into Class A ordinary shares (in Shares)	[1]	(1,251,901)		1,251,901
Redesignation of Ordinary Shares into Class B Ordinary Shares		$ (7,000)	[1]		[1]	$ 7,000	[1]
Redesignation of ordinary shares into Class B ordinary shares (in Shares)	[1]	(3,500,000)				3,500,000
Balance at Jun. 30, 2026			[1]	$ 2,503	[1]	$ 7,000	[1]	$ 43,107,067	$ (40,982,703)	$ 638,378	$ 2,772,245	$ 260,836	$ 3,033,081
Balance (in Shares) at Jun. 30, 2026	[1]			1,251,901		3,500,000

[1]	The shares and per share information are presented on a retroactive basis to reflect the Share Consolidation and the redesignation of ordinary shares into Class A ordinary shares and Class B ordinary shares (Note 15).